Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Interest income
Trading assets	$ 1,685		$ 1,376		$ 1,358
Investment securities	8,438		8,116		8,098
Mortgages held for sale	767		1,290		1,825
Loans held for sale	78		13		41
Loans	35,652		35,571		36,482
Other interest income	932		723		587
Total interest income	47,552		47,089		48,391
Interest expense
Deposits	1,096		1,337		1,727
Short-term borrowings	59		60		79
Long-term debt	2,488		2,585		3,110
Other interest expense	382		307		245
Total interest expense	4,025		4,289		5,161
Net interest income	43,527		42,800		43,230
Provision for credit losses	1,395		2,309		7,217
Net interest income after provision for credit losses	42,132		40,491		36,013
Noninterest income
Service charges on deposit accounts	5,050		5,023		4,683
Trust and investment fees	14,280		13,430		11,890
Card fees	3,431		3,191		2,838
Other fees	4,349		4,340		4,519
Mortgage banking	6,381		8,774		11,638
Insurance	1,655		1,814		1,850
Net gains from trading activities	1,161		1,623		1,707
Net gains (losses) on debt securities	593	[1]	(29)	[1]	(128)	[1]
Net gains from equity investments	2,380	[2]	1,472	[2]	1,485	[2]
Lease income	526		663		567
Other	1,014		679		1,807
Total noninterest income	40,820		40,980		42,856
Noninterest expense
Salaries	15,375		15,152		14,689
Commission and incentive compensation	9,970		9,951		9,504
Employee benefits	4,597		5,033		4,611
Equipment	1,973		1,984		2,068
Net occupancy	2,925		2,895		2,857
Core deposit and other intangibles	1,370		1,504		1,674
FDIC and other deposit assessments	928		961		1,356
Other	11,899		11,362		13,639
Total noninterest expense	49,037		48,842		50,398
Income before income tax expense	33,915		32,629		28,471
Income tax expense	10,307		10,405		9,103
Net income before noncontrolling interests	23,608		22,224		19,368
Less: Net income from noncontrolling interests	551		346		471
Wells Fargo net income	23,057		21,878		18,897
Less: Preferred stock dividends and other	1,236		989		898
Wells Fargo net income applicable to common stock	$ 21,821		$ 20,889		$ 17,999
Per share information
Earnings per common share (in dollars per share)	$ 4.17		$ 3.95		$ 3.40
Diluted earnings per common share (in dollars per share)	$ 4.10		$ 3.89		$ 3.36
Dividends declared per common share (in dollars per share)	$ 1.35		$ 1.15		$ 0.88
Average common shares outstanding	5,237.2		5,287.3		5,287.6
Diluted average common shares outstanding	5,324.4		5,371.2		5,351.5

[1]	Total other-than-temporary impairment (OTTI) losses were $18 million, $39 million and $3 million for the year ended December 31, 2014, 2013 and 2012, respectively. Of total OTTI, losses of $49 million, $158 million and $240 million were recognized in earnings, and reversal of losses of $(31) million, $(119) million and $(237) million were recognized as non-credit-related OTTI in other comprehensive income for the year ended December 31, 2014, 2013 and 2012, respectively.
[2]	Includes OTTI losses of $273 million, $186 million and $176 million for the year ended December 31, 2014, 2013 and 2012, respectively.